Income Taxes (Details 1) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Deferred income tax asset
Net operating loss carryforwards	$ 310,808	$ 6,211
Accruals	17,180	2,688
Total deferred income tax asset	327,988	8,899
Valuation allowance	(327,988)	(8,899)
Total deferred income tax asset